Summary of Significant Accounting Policies - Additional Information (Detail) ₨ in Millions, $ in Millions			12 Months Ended
		Apr. 01, 2018 INR (₨)	Mar. 31, 2019 INR (₨) Segment	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Significant Accounting Policies [Line Items]
Percentage of minimum tax benefit likely of being realized upon settlement			50.00%
Reportable segments | Segment			3
Adoption of accounting standards			₨ 0.0
Equity securities, fair value	[1],[2]				₨ 559.3
Future minimum lease payments			₨ 85,892.8	$ 1,242.0
Financial statements translation rate, Indian rupees (Rs.) equivalence of U.S. $1			69.16	69.16
ASU 2016-01
Significant Accounting Policies [Line Items]
Adoption of accounting standards		₨ 268.0
Cumulative catch-up reclassification from AOCI to retained earnings of an accumulated gross gain		412.0
Equity securities, fair value		₨ 1,267.7
Retail Loans | Personal Loans, Credit Card Receivables, Auto Loans, Commercial Vehicle and Construction Equipment Finance
Significant Accounting Policies [Line Items]
Loans charge off period			180 days	180 days
Retail Loans | Housing loans
Significant Accounting Policies [Line Items]
Loans charge off period			720 days	720 days
Retail Loans | Retail Business Banking
Significant Accounting Policies [Line Items]
Loans charge off period			Customer by customer basis
Minimum
Significant Accounting Policies [Line Items]
Bank voting rights			20.00%	20.00%
Minimum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period			180 days	180 days
Maximum
Significant Accounting Policies [Line Items]
Bank voting rights			50.00%	50.00%
Maximum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period			1083 days	1083 days

[1]	Effective April 1, 2018, the Bank adopted ASU 2016-01 (See note 2(w)(ii) to the Consolidated Financial Statements for additional details).
[2]	Equity securities classified within other assets.